Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Net revenues	$ 6,856,606	$ 6,750,246	$ 6,106,277
Other revenues	52,537	45,864	23,548
Total revenues	6,909,143	6,796,110	6,129,825
Cost of sales	3,868,800	3,887,806	3,566,461
Gross profit	3,040,343	2,908,304	2,563,364
Operating expenses:
Research and development	507,823	401,341	294,728
Selling, general and administrative	1,411,629	1,400,747	1,214,631
Litigation settlements, net	(14,639)	(3,133)	48,556
Total operating expenses	1,904,813	1,798,955	1,557,915
Earnings from operations	1,135,530	1,109,349	1,005,449
Interest expense	313,336	308,699	335,944
Other income (expense), net	(74,854)	3,429	(14,869)
Earnings before income taxes and noncontrolling interest	747,340	804,079	654,636
Income tax provision	120,808	161,145	115,833
Net earnings	626,532	642,934	538,803
Net earnings attributable to the noncontrolling interest	(2,821)	(2,084)	(1,993)
Net earnings attributable to Mylan Inc. common shareholders	$ 623,711	$ 640,850	$ 536,810
Earnings per common share attributable to Mylan Inc. common shareholders:
Basic (in USD per share)	$ 1.63	$ 1.54	$ 1.25
Diluted (in USD per share)	$ 1.58	$ 1.52	$ 1.22
Weighted average common shares outstanding:
Basic	383,327	415,210	430,839
Diluted	394,454	420,236	438,785